Annual Total Returns [BarChart] - iShares 3-7 Year Treasury Bond ETF - iShares 3-7 Year Treasury Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	8.10%
Annual Return 2012	2.09%
Annual Return 2013	(1.95%)
Annual Return 2014	3.14%
Annual Return 2015	1.67%
Annual Return 2016	1.22%
Annual Return 2017	1.19%
Annual Return 2018	1.36%
Annual Return 2019	5.78%
Annual Return 2020	6.88%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -2.21%.